Note 3 - Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Quoted Prices in	Significant
		Active Markets	Other	Significant
(in millions)		for Identical Assets	Observable Inputs	Unobservable Inputs
September 30 , 2017	Total	(Level 1)	(Level 2)	(Level 3)
Cash equivalents	$17.0	$6.3	$10.7	$—
Short-term investments available-for-sale	14.5	—	14.5	—
Total	$31.5	$6.3	$25.2	$—
(in millions) June 30, 2017	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$10.9	$5.9	$5.0	$—
Short-term investments available-for-sale	20.9	—	20.9	—
Total	$31.8	$5.9	$25.9	$—

		Quoted Prices in
		Active Markets for	Significant Other	Significant
(in millions)		Identical Assets	Observable Inputs	Unobservable
June 30, 201 7	Total	(Level 1)	(Level 2)	Inputs (Level 3)
Cash equivalents	$10.9	$5.9	$5.0	$—
Short-term investments available-for-sale	20.9	—	20.9	—
Total	$31.8	$5.9	$25.9	$—
		Quoted Prices in
		Active Markets for	Significant Other	Significant
(in millions)		Identical Assets	Observable Inputs	Unobservable
June 30, 2016	Total	(Level 1)	(Level 2)	Inputs (Level 3)
Cash equivalents	$1.5	$1.5	$—	$—
Short-term investments available-for-sale	19.3	10.0	9.3	—
Total	$20.8	$11.5	$9.3	$—

Unrealized Gain (Loss) on Investments [Table Text Block]
(in millions)		Unrealized	Unrealized
September 30 , 2017	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$6.3	$-	$-	$6.3
Corporate notes	9.7	-	-	9.7
Commercial paper	15.5	-	-	15.5
Total	$31.5	$-	$-	$31.5
(in millions)		Unrealized	Unrealized
June 30, 2017	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$5.9	$—	$—	$5.9
Commercial paper	8.5	—	—	8.5
Corporate notes	17.4	—	—	17.4
Total	$31.8	$—	$—	$31.8

(in millions)		Unrealized	Unrealized
June 30, 2017	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$5.9	$—	$—	$5.9
Commercial paper	8.5	—	—	8.5
Corporate notes	17.4	—	—	17.4
Total	$31.8	$—	$—	$31.8
(in millions)		Unrealized	Unrealized
June 30, 2016	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$1.5	$—	$—	$1.5
Debt securities of U.S. government agencies	2.0	—	—	2.0
U.S. Treasury securities	7.0	—	—	7.0
Corporate notes	2.9	0.1	—	3.0
Certificates of deposit	7.3	—	—	7.3
Total	$20.7	$0.1	$—	$20.8